Virtus Allocator Premium AlphaSector® Fund,

Virtus AlphaSector® Rotation Fund,

Virtus Dynamic AlphaSector® Fund,

Virtus Global Premium AlphaSector® Fund,

Virtus Premium AlphaSector® Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 11, 2015 to the Summary and

Statutory Prospectuses dated January 28, 2015

Important Notice to Investors

Effective May 11, 2015, each of the above-named funds’ current limited services subadviser, F-Squared Alternative Investments, LLC or F-Squared Institutional Advisors, LLC, as applicable, is removed as limited services subadviser. Accordingly, effective May 11, 2015, all references to F-Squared Alternative Investments, LLC and F-Squared Institutional Advisors, LLC (collectively, “F-Squared”), and to Alexey Panchekha as portfolio manager, are hereby removed from the funds’ prospectuses.

Virtus Investment Advisers, Inc., the funds’ investment adviser, and Euclid Advisors LLC, the funds’ subadviser, will continue to serve in their respective capacities.

Additionally, effective May 11, 2015, each fund’s name has changed as shown in the table below and all references to each of the funds throughout the prospectuses are hereby amended:

Prior Fund Name	New Fund Name
Virtus Allocator Premium AlphaSector Fund	Virtus Multi-Asset Trend Fund
Virtus AlphaSector Rotation Fund	Virtus Sector Trend Fund
Virtus Dynamic AlphaSector Fund	Virtus Dynamic Trend Fund
Virtus Global Premium AlphaSector Fund	Virtus Global Equity Trend Fund
Virtus Premium AlphaSector Fund	Virtus Equity Trend Fund

Also, all references to the “AlphaSector Funds” are hereby revised to reference the “Trend Funds.”

Additional disclosure changes resulting from the removal of the limited services subadviser are described below and are also effective May 11, 2015.

Virtus Dynamic Trend Fund (formerly Virtus Dynamic AlphaSector Fund)

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and on page 154 of the statutory prospectus is hereby replaced with the following:

The fund utilizes a rules-based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities).  Allocations to each sub-sector are based on quantitative models.

The fund has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities.  A relative strength momentum model is utilized to rank each sub-sector of the equity market.  The fund will allocate to those top sub-sectors that the model determines are more likely to outperform the broad market.  A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market.  When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.  During periods when the model indicates that the market is in a higher level of risk, an exchange-traded fund (“ETF”)

representing the S&P 500® Index may be sold short in an amount equal to the total cash allocation up to a limit of 25% of net assets.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance.  The subadviser, Euclid Advisors, LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by deleting the next to last sentence of the introductory paragraph. Additionally, this section is hereby amended by removing the disclosure entitled “Derivatives Risk,” “Exchange-Traded Funds (ETFs) Risk” and “Leverage Risk.” Also, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

In the section “Performance Information” in the summary prospectus and in the summary section of the statutory prospectus, the last row of the “Average Annual Total Returns” table showing performance information for the Dynamic AlphaSector® Linked Benchmark is hereby removed. Further, the descriptions of the Dynamic AlphaSector® Linked Benchmark and the Citigroup 90-Day Treasury Bill Index are hereby removed from the narrative immediately following the “Average Annual Total Returns” table.

The disclosure under “Portfolio Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

➢	Warun Kumar, Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.
➢	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since February 2012.

The table under “More Information About Risks Related to Principal Investment Strategies” on page 182 of the statutory prospectus is hereby amended by removing the “X” in the rows entitled “Derivatives,” Exchange-Traded Funds (“ETFs”)” and “Leverage” thereby indicating that these risks do not apply to the fund.

Virtus Equity Trend Fund (formerly Virtus Premium AlphaSector Fund)

The “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby revised to reflect a reduction in the management fee and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees(b)	1.00%	1.00%	1.00%	1.00%
Distribution and Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.26%	0.26%	0.26%	0.19%(c)
Total Annual Fund Operating Expenses	1.51%	2.26%	1.26%	1.19%

(b) Restated to reflect current management fee.

(c) Estimated for current fiscal year, as annualized.

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and on page 178 of the statutory prospectus is hereby replaced with the following:

The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities).  Allocations to each sub-sector are based on quantitative models.

The fund has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities.  A relative strength momentum model is utilized to rank each sub-sector of the equity market.  The fund will allocate to those sub-sectors that the model determines are more likely to outperform the broad market.  A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market.  When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance.  The subadviser, Euclid Advisors, LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by deleting the next to last sentence of the introductory paragraph. Additionally, this section is hereby amended by removing the disclosure entitled “Correlation to Index Risk,” “Exchange-Traded Funds (ETFs) Risk” and “Fund of Funds Risk.” Additionally, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

The disclosure under “Portfolio Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

➢	Warun Kumar, Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.
➢	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in July 2010.

The table under “More Information About Risks Related to Principal Investment Strategies” beginning on page 182 of the statutory prospectus is hereby amended by removing the “X” in the rows entitled “Correlation to Index,” Exchange-Traded Funds (“ETFs”)” and “Fund of Funds” thereby indicating that these risks do not apply to the fund.

Virtus Global Equity Trend Fund (formerly Virtus Global Premium AlphaSector Fund)

The “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby revised to reflect a reduction in the management fee and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees(b)	1.00%	1.00%	1.00%
Distribution and Servicing (12b-1) Fees	0.25%	1.00%(d)	None
Other Expenses	0.30%	0.30%	0.30%
Acquired Fund Fees and Expenses	0.25%	0.25%	0.25%
Recapture of Previously Waived Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(c)	1.81%	2.56%	1.56%
Less Fee Waiver	--	(0.03)%(d)	--
Total Annual Fund Operating Expenses After Fee Waiver(c)	1.81%	2.53%	1.56%

(b) Restated to reflect current management fee.

(c) The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d) The fund’s distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund’s investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and the first four paragraphs on page 164 of the statutory prospectus is hereby replaced with the following:

The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index, international equities, and/or cash equivalents (high-quality short-term securities).  Allocations to each are based on quantitative models.

The fund has the flexibility to invest in any combination of the sub-sectors, international equities, and high-quality short-term securities, or 100% in high-quality short-term securities.  A relative strength momentum model is utilized to rank each sub-sector and international equity component.  The fund will allocate to those sub-sectors and international equities that the model determines are more likely to outperform the broad market.  A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market.  When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors and international equities of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.  The fund may invest in a basket of securities or ETFs to represent its positions.

Under normal circumstances, the fund intends to allocate 40% of its assets to ETFs and/or securities representative of non-U.S. markets.  Through its investment in these ETFs and/or securities, the fund’s exposure to non-U.S. markets will be diversified among countries and will have represented the business activities of a number of different countries.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance.  The subadviser, Euclid Advisors, LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

In the section “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

The disclosure under “Portfolio Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

➢	Warun Kumar, Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.
➢	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in March 2011.

Virtus Multi-Asset Trend Fund (formerly Virtus Allocator Premium AlphaSector Fund)

The “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby revised to reflect a reduction in the management fee and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees(b)	1.00%	1.00%	1.00%
Distribution and Servicing (12b-1) Fees	0.25%	1.00%(d)	None
Other Expenses	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses(c)	1.78%	2.53%	1.53%
Less Fee Waiver	--	(0.02)%(d)	--
Total Annual Fund Operating Expenses After Fee Waiver(c)	1.78%	2.51%	1.53%

(b) Restated to reflect current management fee.

(c) The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d) The fund’s distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund’s investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and the first three paragraphs on page 145 of the statutory prospectus is hereby replaced with the following:

The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index, international equities, fixed income, alternatives, and/or cash equivalents (high-quality short-term securities).  Allocations to each asset class are based on quantitative models.

The fund has the flexibility to invest in any combination of the sub-sectors, international equities, fixed income, alternatives, and high-quality short-term securities.  A relative strength momentum model is utilized to rank each sub-sector, international equity component, fixed income component, and alternative asset component.  The fund will allocate to those components that the model determines are more likely to outperform the broad market.  A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall equity market.  When the equity market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those equity sub-sectors and international equities of the market that are not exhibiting absolute positive momentum.  The fund may invest in a basket of securities or ETFs to represent its positions.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance.  The subadviser, Euclid Advisors, LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following:

➢	Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.
➢	Equity Real Estate Investment Trust (REIT) Securities Risk. The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of a REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

Additionally, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

The disclosure under “Portfolio Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

➢	Warun Kumar, Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.
➢	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in March 2011.

The table under “More Information About Risks Related to Principal Investment Strategies” on page 182 of the statutory prospectus is hereby amended by inserting an “X” in the row entitled “Equity REIT Securities,” thereby indicating that such risk disclosure applies to the fund.

Virtus Sector Trend Fund (formerly Virtus AlphaSector Rotation Fund)

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and on page 146 of the statutory prospectus is hereby replaced with the following:

The fund utilizes a rules based investment process and may invest in securities representing the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities).  Allocations to each sector are based on quantitative models.

The fund has the flexibility to invest in any combination of the sectors and high-quality short-term securities, or 100% in high-quality short-term securities.  A relative strength momentum model is utilized to rank each sector of the equity market.  The fund will allocate to those sectors that the model determines are more likely to outperform the broad market and possess positive absolute momentum.  When a sector does not possess positive absolute momentum, a defensive cash equivalent position may be built by allocating from those sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance.  The subadviser, Euclid Advisors, LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by deleting the next to last sentence of the introductory paragraph. Additionally, this section is hereby amended by removing the disclosure entitled “Correlation to Index Risk,” “Exchange-Traded Funds (ETFs) Risk” and “Fund of Funds Risk.” Additionally, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

In the section “Performance Information” in the summary prospectus and in the summary section of the statutory prospectus, the introductory narrative is hereby amended by removing the reference to a composite benchmark. Additionally, the last row of the “Average Annual Total Returns” table showing performance information for the AlphaSector® Rotation Linked Benchmark is hereby removed. Further, the disclosure in the section “Supplemental Performance Information” is also hereby removed. Also, the descriptions of the AlphaSector® Rotation Linked Benchmark and the Barclays U.S. Aggregate Bond Index are hereby removed from the narrative immediately following the “Supplemental Performance Information” section.

The disclosure under “Portfolio Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

➢	Warun Kumar, Senior Managing Director and Portfolio Manager at VIA, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since May 2015.
➢	Amy Robinson, Managing Director at Euclid, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since 2009.

The table under “More Information About Risks Related to Principal Investment Strategies” on page 182 of the statutory prospectus is hereby amended by removing the “X” in the rows entitled “Correlation to Index,” Exchange-Traded Funds (“ETFs”)” and “Fund of Funds” thereby indicating that these risks do not apply to the fund.

All Funds

The disclosure under “Management” in the summary prospectuses and in the summary section of each fund’s statutory prospectus describing the fund’s subadvisers is hereby replaced with: “The fund’s subadviser is Euclid Advisors LLC (“Euclid”), an affiliate of VIA.”

In the table under “More Information About Risks Related to Principal Investment Strategies” beginning on page 182 of the statutory prospectus, the row entitled “Model Portfolio” is hereby renamed “Quantitative Model,” and the related risk disclosure following the table is renamed “Quantitative Model Risk.”

Under “The Adviser” on page 197 of the statutory prospectus, the third paragraph is hereby replaced with the following:

VIA has appointed and oversees the activities of each of the subadvisers for the funds as shown in the table below. For Virtus Dynamic Trend Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund, VIA is responsible for final model specification, portfolio construction, model monitoring and governance, while Euclid, the subadviser to these funds, monitors each such fund’s allocations and is responsible for rebalancing assets to maintain target allocations. For all of the other funds, each subadviser manages the investments of that fund to conform with its investment policies as described in this prospectus.

Additionally, the table in this section is hereby amended by replacing the rows for the funds shown below with the following information:

Virtus Dynamic Trend Fund	Euclid
Virtus Equity Trend Fund	Euclid
Virtus Global Equity Trend Fund	Euclid
Virtus Multi-Asset Trend Fund	Euclid
Virtus Sector Trend Fund	Euclid

Under “Management Fees” on page 198 of the statutory prospectus, the disclosure regarding the investment management fees for the funds shown below is hereby replaced with the following:

	First $10 billion	$10+ billion
Virtus Equity Trend Fund	1.00%	0.95%

	First $2 billion	$2+ billion through $4 billion	$4+ billion
Virtus Global Equity Trend Fund	1.00%	0.95%	0.90%
Virtus Multi-Asset Trend Fund	1.00%	0.95%	0.90%

Under “The Subadvisers,” the description of Euclid is hereby revised by replacing the third sentence with: “As subadviser to the Trend Funds, Euclid monitors each fund’s allocations and is responsible for rebalancing assets to maintain target allocations.” Additionally, the table on page 201 showing subadvisory fees is hereby amended by replacing the rows for the funds shown below with the following information:

Virtus Dynamic Trend Fund	20% of the net investment management fee, as adjusted upward or downward by applying 26% of the performance adjustment
Virtus Equity Trend Fund	20% of the net investment management fee
Virtus Global Equity Trend Fund	20% of the net investment management fee
Virtus Multi-Asset Trend Fund	20% of the net investment management fee
Virtus Sector Trend Fund	20% of the net investment management fee

Under “Portfolio Management” beginning on page 202 of the statutory prospectus, the following information is hereby added:

VIA

Virtus Dynamic Trend Fund	Warun Kumar (since May 2015)
Virtus Equity Trend Fund	Warun Kumar (since May 2015)
Virtus Global Equity Trend Fund	Warun Kumar (since May 2015)
Virtus Multi-Asset Trend Fund	Warun Kumar (since May 2015)
Virtus Sector Trend Fund	Warun Kumar (since May 2015)

Warun Kumar. Mr. Kumar is Senior Managing Director and Portfolio Manager at VIA (since April 2015). He is also Senior Managing Director and Portfolio Manager at Virtus Alternative Investment Advisers, Inc., an affiliate of VIA (since May 2014). Before joining Virtus, Mr. Kumar was founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies for high net worth investors and institutional clients (2010 to 2014). Prior to forming Varick, Mr. Kumar was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar’s investment management career began at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles, Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.

All other disclosure concerning the funds, including fees and expenses, remains unchanged from their prospectuses dated January 28, 2015.

Investors should retain this supplement with the

Prospectuses for future reference.

VOT 8020/ASFsChanges (5/2015)

Virtus Allocator Premium AlphaSector® Fund,

Virtus AlphaSector® Rotation Fund,

Virtus Dynamic AlphaSector® Fund,

Virtus Global Premium AlphaSector® Fund,

Virtus Premium AlphaSector® Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 11, 2015 to the Statement of Additional Information (“SAI”) dated March 23, 2015

Important Notice to Investors

Effective May 11, 2015, each of the above-named funds’ current limited services subadviser, F-Squared Alternative Investments, LLC or F-Squared Institutional Advisors, LLC, as applicable, is removed as limited services subadviser. Accordingly, effective May 11, 2015, all references to F-Squared Alternative Investments, LLC and F-Squared Institutional Advisors, LLC (collectively, “F-Squared”), and to Alexey Panchekha as portfolio manager, are hereby removed from the funds’ SAI.

Virtus Investment Advisers, Inc., the funds’ investment adviser, and Euclid Advisors LLC, the funds’ subadviser, will continue to serve in their respective capacities.

Additionally, effective May 11, 2015, each fund’s name has changed as shown in the table below and references to each of the funds throughout the SAI are hereby amended:

Prior Fund Name	New Fund Name
Virtus Allocator Premium AlphaSector Fund	Virtus Multi-Asset Trend Fund
Virtus AlphaSector Rotation Fund	Virtus Sector Trend Fund
Virtus Dynamic AlphaSector Fund	Virtus Dynamic Trend Fund
Virtus Global Premium AlphaSector Fund	Virtus Global Equity Trend Fund
Virtus Premium AlphaSector Fund	Virtus Equity Trend Fund

Additional disclosure changes are described below and are also effective May 11, 2015.

The glossary entries for each of the funds are hereby replaced with the following:

Dynamic Trend Fund	Virtus Dynamic Trend Fund
Equity Trend Fund	Virtus Equity Trend Fund
Global Equity Trend Fund	Virtus Global Equity Trend Fund
Multi-Asset Trend Fund	Virtus Multi-Asset Trend Fund
Sector Trend Fund	Virtus Sector Trend Fund

Additionally, the glossary entry for AlphaSector Funds is hereby replaced with the following and all glossary entries using the term “AlphaSector Funds” in them are hereby amended to use the term “Trend Funds.”

Trend Funds	Collectively, Dynamic Trend Fund, Equity Trend Fund, Global Equity Trend Fund, Multi-Asset Trend Fund and Sector Trend Fund

In the section “Investment Advisory Agreement and Expense Limitation Agreement,” the disclosure regarding the investment advisory fees for the funds shown below is hereby replaced with the following:

	First $10 billion	$10+ billion
Virtus Equity Trend Fund	1.00%	0.95%

	First $2 billion	$2+ billion through $4 billion	$4+ billion
Virtus Global Equity Trend Fund	1.00%	0.95%	0.90%
Virtus Multi-Strategy Trend Fund	1.00%	0.95%	0.90%

In the section “Portfolio Managers,” the table showing the portfolio managers for each of the funds is hereby amended by replacing the rows for the funds shown below with the following information:

Fund	Portfolio Manager
Virtus Dynamic Trend Fund	Warun Kumar Amy Robinson
Virtus Equity Trend Fund	Warun Kumar Amy Robinson
Virtus Global Equity Trend Fund	Warun Kumar Amy Robinson
Virtus Multi-Asset Trend Fund	Warun Kumar Amy Robinson
Virtus Sector Trend Fund	Warun Kumar Amy Robinson

Also in the section “Portfolio Managers,” the tables showing other accounts managed by portfolio managers are hereby amended by deleting the information relating to Alexey Panchekha and adding the following information relating to Warun Kumar:

Other Accounts Managed (no Performance-Based Fees)

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Warun Kumar*	3	$157.8 million	0	$0	0	$0

Other Accounts Managed (with Performance-Based Fees)

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Warun Kumar*	0	$0	0	$0	0	$0

*Information as of March 31, 2015.

Under “Portfolio Manager Fund Ownership,” the table showing dollar ranges of equity securities beneficially owned by each portfolio manager in each fund for which he or she serves as portfolio manager is hereby amended by deleting the information relating to Alexey Panchekha and adding the following information relating to Warun Kumar:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
	Fund	Dollar Range
Warun Kumar*	Dynamic Trend Fund	None
	Equity Trend Fund	None
	Global Equity Trend Fund	None
	Multi-Asset Trend Fund	None
	Sector Trend Fund	None

*Information as of March 31, 2015.

In the subsection “Portfolio Manager Compensation, the caption “Duff & Phelps, Euclid, Kayne, Newfound and Newfleet” is hereby replaced with “VIA, Duff & Phelps, Euclid, Kayne, Newfleet, Newfound and Rampart.”

Investors should retain this supplement with the

SAI for future reference.

VOT 8020 SAI/ASFsChanges (5/2015)